As filed with the Securities and Exchange Commission on April 23, 2010
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 10	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15	[X]

(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Tanya L. Goins, Esq.
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

Approximate Date of Proposed Public Offering:                     As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[  ] immediately upon filing pursuant to paragraph (b)
[X] on June 22, 2010 pursuant to paragraph (b)
[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485

PART A

FORM N-1A

Part A of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed February 26, 2010 for the Presidio Multi-Strategy Fund, a series of the Starboard Investment Trust, is incorporated by reference in its entirety into this Part A.

PART B

FORM N-1A

Part B of Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A filed February 26, 2010 for the Presidio Multi-Strategy Fund is incorporated by reference in its entirety into this Part B.

PART C

FORM N-1A

Part C of Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A filed February 26, 2010 for the Presidio Multi-Strategy Fund is incorporated by reference in its entirety into this Part C.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 23rd day of April 2010.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	April 23, 2010
Jack E. Brinson

*	Trustee
James H. Speed, Jr.		April 23, 2010

*	Trustee	April 23, 2010
J. Buckley Strandberg

*	President, FMX Total Return Fund	April 23, 2010
D. J. Murphey	and FMX Growth Allocation Fund

*	Treasurer, FMX Total Return Fund	April 23, 2010
Julie M. Koethe	and FMX Growth Allocation Fund

*	President & Treasurer, Caritas All-Cap	April 23, 2010
Robert G. Fontana	Growth Fund

*	President & Treasurer,	April 23, 2010
Joseph Wambia	GlobalAfrica Equity Fund,
GlobalAfrica Infrastructure Fund,
GlobalAfrica Natural Resources Fund
and GlobalAfrica Income Fund

*	President, Presidio Multi-Strategy Fund	April 23, 2010
Matthew R. Lee

*	Treasurer, Presidio Multi-Strategy Fund	April 23, 2010
C. Thanh Nguyen

*	President & Treasurer, WynnCorr Value Fund	April 23, 2010
Jordan E. Song

/s/ T. Lee Hale, Jr.	Assistant Treasurer	April 23, 2010
T. Lee Hale, Jr.

* By: /s/ A. Vason Hamrick		Dated: April 23, 2010
A. Vason Hamrick, Secretary
Attorney-in-Fact